Consolidated Statements of Other Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Interest income	$ 1,739,317	$ 1,646,329	$ 1,509,203
Interest expense	(851,654)	(863,347)	(870,028)
Net interest income	887,663	782,982	639,175
Fee and commission income	237,956	216,420	193,801
Fee and commission expense	(51,827)	(38,849)	(43,005)
Net fee and commission income	186,129	177,571	150,796
Net income from financial operations	172,755	8,268	112,952
Net foreign exchange gain (loss)	(17,965)	46,165	(48,848)
Other operating income	26,656	41,532	19,447
Net operating profit before provision for loan losses	1,255,238	1,056,518	873,522
Provision for loan losses	(279,798)	(315,417)	(245,990)
NET OPERATING PROFIT	975,440	741,101	627,532
Personnel salaries and expenses	(294,747)	(281,323)	(245,665)
Administrative expenses	(291,736)	(305,622)	(235,204)
Depreciation and amortization	(86,817)	(81,845)	(63,692)
Impairment	(28)	(27)	(351)
Other operating expenses	(68,199)	(62,330)	(71,715)
Total operating expenses	(741,527)	(731,147)	(616,627)
Operating income before income taxes	233,913	9,954	10,905
Income taxes	(67,059)	52,871	3,568
Consolidated income from continuing operations	166,854	62,825	14,473
Loss from discontinued operations			(504)
CONSOLIDATED INCOME FOR THE YEAR	166,854	62,825	13,969
Attributable to:
Equity holders of the Bank	171,331	67,821	14,407
Non-controlling interest	$ (4,477)	$ (4,996)	$ (438)
Earnings per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings per share	$ 0.334	$ 0.132	$ 0.035
Diluted earnings per share	$ 0.334	$ 0.132	$ 0.035